UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC  20549
                            Form 13F
                       Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     09/30/00

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harleysville Asset Management LP
Address:   355 Maple Avenue
           Harleysville, PA  19438-2297

Form 13F File Number:   28- 4718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark R. Cummins
Title:  Chief Investment Officer
Phone:  215-256-5025

Signature, Place, and Date of Signing:

      /s/Mark R. Cummins    Harleysville, PA       November 14, 2000
         [Signature]        [City, State]          [Date]

Report Type (check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name

     28- 4718                     Harleysville Group Inc.
     [Repeat as necessary.]